Fair Values of Financial Instruments (Schedule of Financial Instruments at Fair Value Measured on a Recurring Basis) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	$ 250,542,950	$ 117,241,861		$ 17,384,183
Mortgage loans on real estate, held for investment	61,464,515	13,810,041
Derivatives	7,664,006	575,294
Investment escrow		3,899,986
Other invested assets	14,808,870	2,468,947
Preferred stock		500,000
Notes receivable	5,516,302
Policy Loans	147,309	106,014
Policy Loans Receivable	147,309	106,014		43,843
Total Investments	340,143,952	138,496,129
Embedded derivative for equity-indexed contracts	6,359,657	576,634
Transfers between levels	0	0		0
Valuation Allowance on Investment in Preferred Stock of the Non-affiliated Company	500,000	0
Outstanding remaining lease payments on non-performing lease	3,600,000
Valuation allowance on leased assets	776,973	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	7,664,006	575,294
Investment escrow		3,899,986
Notes receivable	5,516,302
Total Investments	263,723,258	121,717,141
Embedded derivative for equity-indexed contracts	6,359,657	576,634
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans on real estate, held for investment	61,464,515	13,810,041
Other invested assets	14,808,870	2,468,947
Preferred stock		500,000
Policy Loans	147,309	106,014
Total Investments	76,420,694	16,778,988
Total investments		16,885,002
Valuation Allowance on Investment in Preferred Stock of the Non-affiliated Company	500,000
Outstanding remaining lease payments on non-performing lease	3,600,000
Valuation allowance on leased assets	776,973
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock			$ 500,000
Fixed Maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	250,542,950	117,241,861		17,384,183
Total Investments		138,602,143
Fixed Maturities | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	250,542,950	117,241,861		17,384,183
Fixed Maturities | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	2,105,022	2,081,224		1,995,951
Fixed Maturities | U.S. government obligations | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	2,105,022	2,081,224		1,995,951
Fixed Maturities | Mortgage Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	378,136	798,608		1,004,051
Fixed Maturities | Mortgage Backed Securities | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	378,136	798,608		1,004,051
Fixed Maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	202,442,051	95,247,824
Fixed Maturities | Asset-backed Securities | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	202,442,051	95,247,824
Fixed Maturities | States and Political Subdivisions General Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	248,748	249,282		263,184
Fixed Maturities | States and Political Subdivisions General Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	248,748	249,282		263,184
Fixed Maturities | States and Political Subdivisions Special Revenue [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	6,190,179	25,291		25,173
Fixed Maturities | States and Political Subdivisions Special Revenue [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	6,190,179	25,291		25,173
Fixed Maturities | Trust preferred
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	2,162,959
Fixed Maturities | Trust preferred | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	2,162,959
Fixed Maturities | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	37,015,855	18,839,632		14,095,824
Fixed Maturities | Corporate | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities	$ 37,015,855	$ 18,839,632		$ 14,095,824